Other Financial Liabilities - Other Current and Noncurrent Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
Derivative liabilities	¥ 8,745	¥ 8,871
Finance lease obligations	179,411	53,149
Contingent consideration liabilities arising from business combinations	71,062	30,569	¥ 28,976
Other	23,908	28,247
Total	283,126	120,836
Non-current	235,786	91,223
Current	¥ 47,340	¥ 29,613